Investment Strategy - Wilshire Global Allocation Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Global Allocation Fund operates as a fund of funds and invests principally in mutual funds advised by Wilshire and may also invest in unaffiliated mutual funds and exchange-traded funds (“ETFs”) (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by Wilshire in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. Under normal circumstances, the Fund’s target asset allocation is generally 65% of its assets in Underlying Funds that provide exposure to equity securities and 35% of its assets in Underlying Funds that provide exposure to fixed income securities, with a range of 50% to 75% in equity funds and a range of 25% to 50% in fixed income funds. The Fund may temporarily exceed these percentage ranges and Wilshire may alter the percentage ranges when it deems appropriate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund’s target asset allocation is generally 65% of its assets in Underlying Funds that provide exposure to equity securities and 35% of its assets in Underlying Funds that provide exposure to fixed income securities, with a range of 50% to 75% in equity funds and a range of 25% to 50% in fixed income funds.